Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of April 2016

Collection Period Start	1-Apr-16	Distribution Date	16-May-16
Collection Period End	30-Apr-16	30/360 Days	30
Beg. of Interest Period	15-Apr-16	Actual/360 Days	31
End of Interest Period	16-May-16

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,011,912,858.76	374,958,466.39	336,191,952.33	0.3322341
Total Securities		1,011,912,858.76	374,958,466.39	336,191,952.33	0.3322341
Class A-1 Notes	0.180000%	128,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.480000%	182,500,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.000000%	182,500,000.00	0.00	0.00	0.0000000
Class A-3 Notes	0.800000%	242,000,000.00	98,045,607.63	59,279,093.57	0.2449549
Class A-4 Notes	1.040000%	115,000,000.00	115,000,000.00	115,000,000.00	1.0000000
Certificates	0.000000%	161,912,858.76	161,912,858.76	161,912,858.76	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	38,766,514.06	65,363.74	160.1922069	0.2700981
Class A-4 Notes	0.00	99,666.67	0.0000000	0.8666667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	38,766,514.06	165,030.41

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				5,395,229.16
Monthly Interest				1,717,593.21
Total Monthly Payments				7,112,822.37

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				308,716.95
Aggregate Sales Proceeds Advance				18,777,114.70
Total Advances				19,085,831.65

Vehicle Disposition Proceeds:
Reallocation Payments				26,344,788.71
Repurchase Payments				800,700.40
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				7,970,896.21
Excess Wear and Tear and Excess Mileage				309,733.34
Remaining Payoffs				0.00
Net Insurance Proceeds				178,715.80
Residual Value Surplus				652,745.54
Total Collections				62,456,234.02

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	25,699,839.14			1,591
Involuntary Repossession	144,965.31			11
Voluntary Repossession	103,566.00			7
Full Termination	396,418.26			22
Bankruptcy	-			-
Insurance Payoff		175,939.86		10
Customer Payoff			317,341.60	17
Grounding Dealer Payoff			4,128,034.54	217
Dealer Purchase			2,052,018.41	99
Total	26,344,788.71	175,939.86	6,497,394.55	1,974

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of April 2016

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	20,331	427,412,534.12	7.00000%	374,958,466.39
Total Depreciation Received		(6,096,727.39)		(5,188,069.84)
Principal Amount of Gross Losses	(33)	(634,013.53)		(586,161.14)
Repurchase / Reallocation	(51)	(858,982.73)		(800,700.40)
Early Terminations	(949)	(18,935,716.25)		(16,623,597.70)
Scheduled Terminations	(925)	(17,195,992.10)		(15,567,984.98)
Pool Balance - End of Period	18,373	383,691,102.12		336,191,952.33

Remaining Pool Balance
Lease Payment				43,881,754.30
Residual Value				292,310,198.03
Total				336,191,952.33

III. DISTRIBUTIONS

Total Collections					62,456,234.02
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					62,456,234.02

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					310,281.10
3. Reimbursement of Sales Proceeds Advance					21,048,827.63
4. Servicing Fee:
Servicing Fee Due					312,465.39
Servicing Fee Paid					312,465.39
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					21,671,574.12

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					65,363.74

Class A-3 Notes Monthly Interest Paid					65,363.74
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of April 2016

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	99,666.67

Class A-4 Notes Monthly Interest Paid	99,666.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	165,030.41
Total Note and Certificate Monthly Interest Paid	165,030.41
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	40,619,629.49

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	38,766,514.06

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	38,766,514.06
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	1,853,115.43

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of April 2016

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			5,059,564.29
Required Reserve Account Amount			15,178,692.88
Beginning Reserve Account Balance			15,178,692.88
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			15,178,692.88
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			1,853,115.43
Gross Reserve Account Balance			17,031,808.31
Remaining Available Collections Released to Seller			1,853,115.43
Total Ending Reserve Account Balance			15,178,692.88

V. POOL STATISTICS

Weighted Average Remaining Maturity			6.55
Monthly Prepayment Speed			90%
Lifetime Prepayment Speed			87%

		$	units
Recoveries of Defaulted and Casualty Receivables		540,606.60
Securitization Value of Gross Losses and Casualty Receivables		586,161.14	33
Aggregate Defaulted and Casualty Gain (Loss)		(45,554.54)
Pool Balance at Beginning of Collection Period		374,958,466.39
Net Loss Ratio
Current Collection Period		-0.0121%
Preceding Collection Period		0.0355%
Second Preceding Collection Period		-0.0376%
Third Preceding Collection Period		-0.0232%

Cumulative Net Losses for all Periods		0.2900%	2,934,240.03

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.75%	2,795,831.30	158
61-90 Days Delinquent	0.20%	744,680.55	42
91-120 Days Delinquent	0.06%	239,241.55	15
More than 120 Days	0.01%	19,481.62	1
Total Delinquent Receivables:	1.01%	3,799,235.02	216

61+ Days Delinquencies as Percentage of Receivables (Beginning of Period)		Amount	Number
Current Collection Period		0.27%	0.29%
Preceding Collection Period		0.29%	0.31%
Second Preceding Collection Period		0.25%	0.27%
Third Preceding Collection Period		0.39%	0.41%

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		26,096,257.40	1601
Securitization Value		28,038,274.64	1601
Aggregate Residual Gain (Loss)		(1,942,017.24)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		219,283,887.55	13,966
Cumulative Securitization Value		240,043,869.31	13,966
Cumulative Residual Gain (Loss)		(20,759,981.76)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			46,066,943.18
Reimbursement of Outstanding Advance			21,048,827.63
Additional Advances for current period			18,777,114.70
Ending Balance of Residual Advance			43,795,230.25

Beginning Balance of Payment Advance			736,647.75
Reimbursement of Outstanding Payment Advance			310,281.10
Additional Payment Advances for current period			308,716.95
Ending Balance of Payment Advance			735,083.60

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of April 2016

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No